Fair Values of Assets and Liabilities - Fair Value Option (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value carrying amount, total loans	$ 2,353	$ 2,251
Aggregate unpaid principal, total loans	2,325	2,243
Carrying amount over (under) unpaid principal outstanding, total loans	28	8
Fair value carrying amount, time deposits	718	5,754
Aggregate unpaid principal, time deposits	718	5,762
Carrying amount over (under) unpaid principal outstanding, time deposits	0	(8)
Long-term debt	1,414	391
Contractual principal outstanding, long-term debt	1,419	409
Carrying amount over (under) contractual principal outstanding, long-term debt	(5)	(18)
Fair value, nonaccrual loans	1	1
Contractual principal outstanding, nonaccrual loans	1	1
Fair value, loans 90 days or more past due	5	4
Contractual principal outstanding, loans 90 days or more past due	$ 5	$ 4